Cover Page	Oct. 30, 2019
Cover page.
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	WORLD FUEL SERVICES CORPORATION
Entity Central Index Key	0000789460
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	INT
Security Exchange Name	NYSE
Entity File Number	1-9533
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-2459427
Entity Address, Address Line One	9800 N.W. 41st Street,
Entity Address, City or Town	Miami,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
City Area Code	305
Local Phone Number	428-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false